Other financing arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Other Financing Arrangements

	December 31, 2024	December 31, 2023
Other financing arrangements	$7,751.8	$4,656.5
Deferred financing fees	(84.1)	(52.7)
Other financing arrangements	7,667.7	4,603.8
Current portion of other financing arrangements	(491.7)	(298.5)
Other financing arrangements	$7,176.0	$4,305.3

Schedule of Repayments Due for Other Financing Arrangements	Based on amounts funded, payments due to lessors would be as follows:

2025	$493.5
2026	490.8
2027	504.6
2028	513.2
2029	551.6
Thereafter	5,198.1
$7,751.8